Schedule of related party transactions Management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions
Salaries, bonus and other benefits	$ 1,185	$ 764
Share based compensation	969	1,089
Key Management Personnel Compensation	$ 2,154	$ 1,853